Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 43,526	£ 43,858
Covered bonds	15,282	17,409
Certificates of deposit issued	6,440	4,454
Securitisation notes	3,603	3,705
Commercial paper	11,076	8,663
Total debt securities in issue	79,927	78,089
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	5,614	6,504
Covered bonds	0	0
Certificates of deposit issued	0	0
Securitisation notes	29	33
Commercial paper	0	0
Total debt securities in issue	5,643	6,537
At amortised cost £m
Disclosure of financial liabilities [line items]
Medium-term notes issued	37,912	37,354
Covered bonds	15,282	17,409
Certificates of deposit issued	6,440	4,454
Securitisation notes	3,574	3,672
Commercial paper	11,076	8,663
Total debt securities in issue	£ 74,284	£ 71,552